Stockholders' Equity (Tables)	12 Months Ended
Mar. 31, 2011
Stockholders' Equity
Schedule of Employee Stock Options Available for Purchase

	Number of shares	Weighted-average exercise price (Yen)
Balance at March 31, 2008	12,000	1,734
Forfeited	(12,000)	1,734

Balance at March 31, 2009	—	—
Balance at March 31, 2010	—	—
Balance at March 31, 2011	—	—